Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset:
Net operating loss carryforward	$ 4,131,000	$ 2,818,000
Exploration costs	12,000	30,000
Stock based compensation	96,000	96,000
Asset retirement obligation	161,000	73,000
Total deferred tax assets	4,400,000	3,054,000
Valuation allowance	(4,269,000)	(2,915,000)
Net deferred tax assets	131,000	103,000
Deferred tax liabilities: Property and equipment	(131,000)	(103,000)
Net deferred tax assets